UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 94.2%
Consumer Discretionary 11.2%
Auto Components 1.2%
Visteon Corp.*	29,301	3,628,636
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings, Inc.	62,700	5,065,533
Norwegian Cruise Line Holdings Ltd.*	74,315	4,228,523
		9,294,056
Household Durables 1.1%
PulteGroup, Inc.	116,695	3,275,629
Media 0.8%
TEGNA, Inc.	188,729	2,427,055
Specialty Retail 2.8%
Best Buy Co., Inc.	43,016	3,116,079
Foot Locker, Inc.	16,100	739,151
Ross Stores, Inc.	61,200	4,779,108
		8,634,338
Textiles, Apparel & Luxury Goods 2.2%
Carter's, Inc.	26,409	3,081,402
PVH Corp.	25,179	3,632,826
		6,714,228
Consumer Staples 5.0%
Food Products 3.1%
Lamb Weston Holdings, Inc.	108,547	5,871,307
Pinnacle Foods, Inc.	66,299	3,577,494
		9,448,801
Household Products 1.9%
Energizer Holdings, Inc.	105,605	5,753,361
Energy 6.8%
Energy Equipment & Services 1.4%
TechnipFMC PLC	148,400	4,276,888
Oil, Gas & Consumable Fuels 5.4%
Cabot Oil & Gas Corp.	152,171	3,676,451
Cimarex Energy Co.	36,896	3,545,337
Diamondback Energy, Inc.*	38,802	4,836,281
Marathon Petroleum Corp.	45,000	2,882,700
Parsley Energy, Inc. "A"*	47,899	1,210,887
		16,151,656
Financials 15.9%
Banks 4.7%
KeyCorp	335,859	7,096,701
Sterling Bancorp.	260,382	6,053,881
SunTrust Banks, Inc.	15,020	1,048,997
		14,199,579
Capital Markets 2.9%
Lazard Ltd. "A"	162,872	8,790,202
Consumer Finance 1.9%
Synchrony Financial	161,953	5,893,470
Insurance 6.4%
CNO Financial Group, Inc.	293,964	6,625,949
Hartford Financial Services Group, Inc.	90,803	4,798,938
Reinsurance Group of America, Inc.	51,188	7,872,202
		19,297,089
Health Care 7.9%
Health Care Equipment & Supplies 1.7%
DENTSPLY SIRONA, Inc.	34,929	1,958,120
Hologic, Inc.*	82,454	3,201,689
		5,159,809
Health Care Providers & Services 5.1%
Cardinal Health, Inc.	65,662	4,544,467
Centene Corp.*	38,300	3,884,386
Encompass Health Corp.	131,301	6,993,091
		15,421,944
Life Sciences Tools & Services 1.1%
PerkinElmer, Inc.	44,063	3,363,769
Industrials 16.1%
Airlines 1.1%
Alaska Air Group, Inc.	50,603	3,263,893
Building Products 1.8%
Masco Corp.	134,000	5,510,080
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	34,969	3,598,660
Machinery 6.4%
Crane Co.	97,034	8,957,209
Parker-Hannifin Corp.	21,609	3,856,558
Stanley Black & Decker, Inc.	42,118	6,704,764
		19,518,531
Professional Services 1.5%
ManpowerGroup, Inc.	38,656	4,579,190
Road & Rail 1.6%
Kansas City Southern	45,756	4,714,698
Trading Companies & Distributors 2.5%
AerCap Holdings NV*	149,491	7,416,249
Information Technology 11.3%
Communications Equipment 4.3%
Harris Corp.	56,809	8,870,725
Motorola Solutions, Inc.	40,320	4,279,968
		13,150,693
Electronic Equipment, Instruments & Components 3.5%
Dolby Laboratories, Inc. "A"	51,483	3,323,228
Keysight Technologies, Inc.*	154,128	7,245,557
		10,568,785
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	38,073	2,568,405
LogMeIn, Inc.	24,896	2,876,733
		5,445,138
IT Services 0.5%
Amdocs Ltd.	23,090	1,519,091
Technology Hardware, Storage & Peripherals 1.2%
NetApp, Inc.	59,638	3,611,081
Materials 6.7%
Chemicals 4.6%
Celanese Corp. "A"	74,984	7,562,886
CF Industries Holdings, Inc.	77,385	3,191,358
Valvoline, Inc.	140,445	3,217,595
		13,971,839
Containers & Packaging 1.0%
Crown Holdings, Inc.*	60,700	3,025,288
Metals & Mining 1.1%
Steel Dynamics, Inc.	71,814	3,321,397
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.	126,773	1,970,053
Gaming and Leisure Properties, Inc.	184,793	6,146,215
Highwoods Properties, Inc.	142,767	6,140,409
Physicians Realty Trust	131,547	1,890,330
Prologis, Inc.	68,200	4,138,376
Weyerhaeuser Co.	44,800	1,569,344
		21,854,727
Telecommunication Services 0.5%
Diversified Telecommunication Services
CenturyLink, Inc.	89,200	1,576,164
Utilities 5.6%
Multi-Utilities
DTE Energy Co.	59,372	5,983,510
Sempra Energy	49,762	5,423,063
WEC Energy Group, Inc.	93,952	5,629,604
		17,036,177
Total Common Stocks (Cost $238,895,097)		285,412,191
Exchange-Traded Fund 3.2%
iShares Russell Mid-Cap Value ETF (Cost $9,632,510)	112,080	9,703,886
Cash Equivalents 2.4%
Deutsche Central Cash Management Government Fund, 1.41% (a) (Cost $7,269,803)	7,269,803	7,269,803
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $255,797,410)	99.8	302,385,880
Other Assets and Liabilities, Net	0.2	489,802
Net Assets	100.0	302,875,682

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended February 28, 2018 is as follows:

Value ($) at 11/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gains Distri- butions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Cash Equivalents 2.4% Deutsche Central Cash Management Government Fund, 1.41% (a)
8,093,060	30,428,265	31,251,522	—	—	24,679	—	7,269,803	7,269,803

*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$285,412,191	$—	$—	$285,412,191
Exchange-Traded Fund	9,703,886	—	—	9,703,886
Short-Term Investments	7,269,803	—	—	7,269,803
Total	$302,385,880	$—	$—	$302,385,880

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018